Taxation - Summary of Taxation Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Charge in respect of current period	$ 10,415	$ 7,204	$ 3,936
Adjustments in respect of prior periods	60	(613)	(1,205)
Total	10,475	6,591	2,731
Relating to the origination and reversal of temporary differences, tax losses and credits	1,438	(4,102)	(2,688)
Relating to changes in tax rates and legislation	(157)	2,004	(200)
Adjustments in respect of prior periods	(41)	202	986
Total	1,240	(1,896)	(1,902)
Total taxation charge	$ 11,715	$ 4,695	$ 829